Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Calvert Variable Products, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Calvert VP Investment Grade Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO* *Formerly named Calvert VP Barclays Capital Aggregate Bond Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

		The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year; and
  the Portfolio’s operating expenses remain the same.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to substantially replicate the total return of the securities comprising the Barclays Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Barclays Index is an unmanaged index of 8,079 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $17.0 trillion as of December 31, 2012. The Barclays Index is primarily comprised of:
  Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and
  Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor's Ratings Services or Baa3 or higher from Moody's Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"), or are expected to be rated at that level based on the actual ratings of the issuer's other "index-eligible" fixed-income securities.
Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Barclays Index. As of December 31, 2012, the average maturity of the securities in the Barclays Index was 6.96 years, the average coupon was 3.57% and the modified duration was 5.06 years. The Barclays Index includes all "index-eligible" securities that meet minimum par amounts outstanding.

The Portfolio will invest primarily in fixed-income securities that comprise the Barclays Index and unrated fixed-income securities with a credit quality, as determined by the Advisor or Subadvisor, that is comparable to the securities that comprise the Barclays Index. The Portfolio may also invest in Barclays Capital iShares®. Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that comprise the Barclays Index. Derivatives such as options and futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy in an attempt to replicate the total return performance of the Barclays index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.

The Portfolio will not purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Subadvisor deems it most advantageous to dispose of the security. The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

		Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Barclays Index. The Portfolio will provide shareholders with at least 60 days' notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio's assets as is practical in fixed-income securities included among the Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation ("CMO") and Structured Asset-Backed Securities ("ABS") Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor's and/or Subadvisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Risk of Barclays Capital iShares®. Barclays Capital iShares® are subject to the risk that the prices of the fixed-income securities in the Barclays Index may decline. An investment in Barclays Capital iShares® may not replicate exactly the performance of the Barclays Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio's fees and expenses.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

		Futures and Options Risk. Using futures and options may increase the Portfolio's volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of the Portfolio's other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

		The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index and a peer average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	12/31/08	4.80%
Worst Quarter (of periods shown)	6/30/04	-2.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/12)
Calvert VP Investment Grade Bond Index Portfolio | Calvert VP Investment Grade Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	616
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	157
5 Years	rr_ExpenseExampleNoRedemptionYear05	274
10 Years	rr_ExpenseExampleNoRedemptionYear10	616
2004	rr_AnnualReturn2004	3.55%
2005	rr_AnnualReturn2005	1.57%
2006	rr_AnnualReturn2006	3.64%
2007	rr_AnnualReturn2007	7.43%
2008	rr_AnnualReturn2008	6.56%
2009	rr_AnnualReturn2009	4.59%
2010	rr_AnnualReturn2010	6.37%
2011	rr_AnnualReturn2011	8.39%
2012	rr_AnnualReturn2012	3.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.51%)
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2003
Calvert VP Investment Grade Bond Index Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Calvert VP Investment Grade Bond Index Portfolio | Lipper VA Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.69%
5 Years	rr_AverageAnnualReturnYear05	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%